Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results [Abstract]
QUARTERLY RESULTS

NOTE 16- QUARTERLY RESULTS (UNAUDITED)

The following tables contain selected unaudited statement of operations information for each quarter of 2011 and 2010. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair presentation of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	Year Ended December 31, 2011
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Revenues	$1,944,454	$2,630,933	$2,811,429	$1,273,675

Income (loss) from operations	(6,297,854)	(939,330)	(4,069,541)	(2,052,133)

Net earnings (loss)	(7,295,537)	(3,027,618)	(4,762,881)	(3,743,187)

Net earnings per common share:

Basic and diluted	$(0.47)	$(0.19)	$(0.30)	$(0.25)

Weighted average shares outstanding

Basic and diluted	15,543,758	15,775,135	15,635,346	14,778,206

	Year Ended December 31, 2010
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Revenues	$1,519,702	$2,552,790	$5,194,849	$490,351

Income (loss) from operations	(4,191,728)	(5,900,630)	(792,880)	(2,242,252)

Net earnings (loss)	(6,230,293)	(7,491,246)	(3,196,779)	(2,820,715)

Net earnings per common share:

Basic and diluted	$(1.47)	$(2.53)	$(1.99)	$(1.04)

Weighted average shares outstanding

Basic and diluted	9,167,803	2,962,882	6,362,922	2,927,759